Supplement to the
Fidelity® International Small Cap Fund
December 29, 2003
Prospectus

The following information replaces similar information found in the "Fund Management" section beginning on page 17.

Ben Paton and Tokuya Sano are co-managers of International Small Cap Fund, which they have managed since January 2004 and September 2002, respectively. Since joining Fidelity Investments in 1995, Mr. Paton has worked as a research analyst and manager. Since joining Fidelity Investments in 1993, Mr. Sano has worked as a research analyst and manager.

ISC-04-01 January 16, 2004
1.778063.106

Supplement to the
Fidelity Advisor International
Small Cap Fund
Institutional Class
December 29, 2003
Prospectus

The following information replaces similar information found in the "Fund Management" section beginning on page 20.

Ben Paton and Tokuya Sano are co-managers of International Small Cap Fund, which they have managed since January 2004 and September 2002, respectively. Since joining Fidelity Investments in 1995, Mr. Paton has worked as a research analyst and manager. Since joining Fidelity Investments in 1993, Mr. Sano has worked as a research analyst and manager.

AISCI-04-01 January 16, 2004
1.790650.101

Supplement to the
Fidelity Advisor International Small Cap Fund
Class A, Class T, Class B, and Class C
December 29, 2003
Prospectus

The following information replaces similar information found in the "Fund Management" section beginning on page 23.

Ben Paton and Tokuya Sano are co-managers of International Small Cap Fund, which they have managed since January 2004 and September 2002, respectively. Since joining Fidelity Investments in 1995, Mr. Paton has worked as a research analyst and manager. Since joining Fidelity Investments in 1993, Mr. Sano has worked as a research analyst and manager.

AISC-04-01 January 16, 2004
1.790649.101